Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Shareholders’ Equity

Note 9 - Shareholders’ Equity

A.	Share capital

	Number of shares December 31
	Authorized 2023	Issued and outstanding 2023	Authorized 2022	Issued and outstanding 2022
Ordinary shares of no par value	60,000,000	15,379,042	60,000,000	11,781,963

a.

In February, May, June and July 2021, the Company entered into Simple Agreements for Future Equity (each, a “SAFE”) with four separate investors for aggregate proceeds of $800 thousand. Pursuant to the terms of each SAFE, upon consummation of an equity financing, the Company will issue to each investor the number of ordinary shares equal to the purchase amount divided by the SAFE price, which is defined as the price per share equal to 80% of the equity financing valuation (to be no less than $25,000 thousand). The SAFE Agreements also provide the investor the right to automatically receive ordinary shares in the case of a liquidity event, defined as a change of control event or an initial public offering. In the case of a liquidity event the investors are entitled to the number of ordinary shares equal to the investment amount divided by the liquidity price. The liquidity price is defined as the price per share equal to the Company’s valuation at the time of the liquidity event, multiplied by 80%, and divided by the Company’s capitalization (to be no less than $25,000 thousand).

The Company accounted for the SAFE instrument as financial liability in accordance with ASC 480-10.

The Company recorded financial expenses in the amount of $200 thousands in 2021.

b.	During 2018 and 2019, the Company entered into several Share Purchase Agreements (“SPAs”) with multiple investors pursuant to which the Company issued shares and warrants. Pursuant to the SPAs, the warrants had an exercise price of $0.67 and were set to expire on December 31, 2020. During 2020, the board of directors extended the expiration period for each warrant to December 31, 2021. In September 2021, three of the warrant holders assigned all or part of their warrants to four assignees, among whom are the Company’s CFO and related parties of the Company’s CEO and CFO).

In August and September 2021 after the said assignments, the Company received warrant exercise notices of 1,837,500 warrants, out of the total 2,130,000 warrants outstanding at that time. The other 292,500 warrants that were not exercised were waived by their owners. As a result of the said exercises, the Company received aggregate proceeds of $1,225 thousand.

c.	In May and October 2021, several option holders exercised their outstanding options to purchase 285,000 ordinary shares for a gross proceed of $10 thousand.

d.	In October 2021, several option holders, holding an aggregate amount of 961,440 options, signed an exercise notice for their options. The proceeds from such options exercise were approximately $76 thousand. As of December 31, 2023, the amount of $47 thousand from such exercises were recognized as other receivables.

e.

In December 2021, the Company closed its IPO in the United States and issued 2,000,000 units consisting of 2,000,000 Ordinary shares and 2,000,000 tradable warrants with an exercise price of $6 per share, and in term of 5 years. The total gross consideration was $12,000 thousand. The above warrants was classified to equity and the gross consideration received were allocated entirely to shareholders’ equity. Applicable issuance costs, amounting to $2,136 thousand and share-based issuance costs, amounting to $898 thousand have been allocated entirely to shareholders’ equity.

In addition, the net proceeds from the exercise of underwriter’s option were $3 thousand.

f.	In March 2022, the Company received an amount of $3,870 thousand as a result of the exercise of 645,000 warrants at a price per share of $6.

g.	On April 14, 2023, the Company entered into a sales agreement with Alliance Global Partners, pursuant to which the Company may offer and sell, from time to time, to or through the Alliance Global Partners as agent or principal, ordinary shares an at-the-market offering, having an aggregate offering price of up to $5,744 thousands. On June 22, 2023, the Company filed a prospectus supplement reflecting a reduction in the size of the at-the-market offering to $502 thousands. During the reporting period, the Company sold 3,600 ordinary shares for a gross proceed of $7 thousands through the at-the-market offering. Issuance expenses were equal to the proceeds received.

h.

On June 22, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to issue and sell, in a registered direct offering: (i) an aggregate of 1,330,000 ordinary shares, no par value, and (ii) an aggregate of 1,670,000 Pre-Funded warrants, each representing the right to acquire one ordinary share with exercise price of $0.0001, exercisable at any time until exercised in full and (iii) an aggregate of 3,000,000 Warrants. The Warrants are exercisable immediately upon issuance at an exercise price of $1.50 per Ordinary Share and will expire on the fifth anniversary of the original issuance date. The gross proceeds were approximately $4.5 million before deducting the placement agent fee and related offering expenses of $455 thousands. The warrant instrument is classified as liability with an original fair value in the amount of $3,603 thousands and the remaining amount of $897 thousands was attributed to the ordinary shares and pre-funded warrants and recognized in equity. The direct incremental issuance costs, amounting to $454 thousands, have been allocated in the same proportion as the gross proceeds. An amount of $365 thousands was allocated to the ordinary warrants and carried directly to profit or loss as finance expense and an amount of $91 thousands was allocated to the ordinary shares and the pre-funded warrants and recognized as a reduction of equity.

i.	On June 23, 2023, one of the Company’s employees exercised 126,000 options into 126,000 ordinary shares for a total consideration of $5 thousands.

j.	During October 2023, 1,670,000 Pre-Funded warrants were exercised into 1,670,000 ordinary shares of the Company. See also Note 9Ah above.

B.	Ordinary Shares Right

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of shares outstanding.